UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Michael W. Stockton

The Growth Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Growth Fund of America® Semi-annual report for the six months ended February 29, 2016

The Growth Fund of America seeks to provide you with growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2016 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–6.37%	9.03%	5.82%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.65% for Class A shares as of the prospectus dated November 3, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

In times of volatility, we continue to focus on the long term.

Fellow investors:

After a relatively strong showing at the start of the fund’s semi-annual reporting period, the equity market peaked in November and experienced a weak patch in early 2016, prompted in large part by economic and political concerns. This sharp drop in stock prices, particularly among growth stocks, pushed The Growth Fund of America’s total return into negative territory for the first half of its fiscal year.

For the six months ended February 29, 2016, the fund fell 4.97%. Its primary benchmark, the unmanaged Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, declined 0.92%.

Results at a glance

Total returns for periods ended February 29, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The Growth Fund of America (Class A shares)	–4.97%	–7.51%	8.99%	5.99%	13.23%
Standard & Poor’s 500 Composite Index[2]	–0.92	–6.19	10.13	6.44	10.66
Lipper Large-Cap Growth Funds Index[3]	–5.30	–8.52	8.96	5.97	–	[4]
Lipper Growth Funds Index[3]	–5.16	–9.42	8.61	5.36	9.55
Lipper Large-Cap Core Funds Index[3]	–2.42	–8.30	8.63	5.51	–	[4]
Lipper Capital Appreciation Funds Index[3]	–7.09	–11.43	7.34	5.93	10.47

[1]	Since Capital Research and Management Company began managing the fund on December 1, 1973.
[2]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.
[4]	This Lipper index was not in existence when Capital Research and Management Company began managing the fund.

The Growth Fund of America	1

While the fund had a very good calendar year in 2015 compared to its primary benchmark, the S&P 500, this brief semi-annual period has not been as satisfactory, as with many growth funds. We note that difficult short-term periods are common, even for funds with a record of consistently superior long-term results, so we remain confident and focused on our investment process. Over the 42 years since Capital Research and Management Company began managing it, The Growth Fund of America has posted an average annual total return of 13.23%, compared to 10.66% for the S&P 500.

Investment analysis

The six-month period began amid considerable volatility as investors grew increasingly worried about China’s struggling economy and plummeting oil prices. A mix of positive and negative data on the outlook for U.S. economic growth added to concerns that a global slowdown could occur. These worries were exacerbated in December when the Federal Reserve raised the short-term interest rate for the first time in nearly a decade by a quarter-point (to a range of 0.25% to 0.50%). At the time, statements from Fed officials seemed to indicate there would be a steady pace of increases in 2016 — leading some investors to wonder whether such action would hamper economic growth.

Unease also began to build on the campaign trail with the approach of the U.S. presidential election — a common concern for many investors, no matter their political affiliation.

The result was a market correction that continued into the first two months of 2016, as investors sold equities that had appreciated considerably during 2015 — in particular the large-cap growth stocks that are the foundation of the fund. The selloff was felt across all industry sectors.

Of the fund’s top 10 holdings, seven advanced over the period. The largest holding in the portfolio, Amazon, rose 7.7%, while the second largest, Alphabet (formerly Google), saw a 10.7% gain in Class A shares. Also among this group, Microsoft climbed 16.9%, Home Depot improved 6.6% and technology giant Broadcom — which recently merged with Avago — finished up 6.4%. Detractors included Netflix and biotechnology company Amgen, which fell 18.8% and 6.3%, respectively.

Outside the top 10, the fund was helped by positive results from Domino’s Pizza (25.6%) and chemical manufacturer Albemarle (24.4%). Energy and certain health care stocks hurt returns, led by Chesapeake Energy (–66.6%) and bluebird bio (–65.3%).

2	The Growth Fund of America

The road ahead

A number of concerns linger as we approach the rest of 2016. Oil prices remain low, and while this may benefit the consumer in the intermediate term, the immediate impact on the energy sector has been detrimental to the economy. The health of the Chinese economy and that country’s debt situation remain open questions, and may persist as such. We also expect the U.S. presidential election to continue to generate headlines that may weigh on investor sentiment.

On the bright side, the Federal Reserve now appears to be taking a wait-and-see approach with regard to additional interest rate hikes. The most recent round of economic data was likewise encouraging.

Overall, we expect volatility in equity prices to remain elevated in the months ahead. We do not, however, expect the kind of major market correction that occurred in 2008 and 2009, as the starting conditions are far less problematic today. Rather, we see any further selling as part of a natural market cycle.

With that in mind, we continue to engage in comprehensive, bottom-up research to identify investments with strong growth potential. This time-tested approach has been extremely helpful to our investors over the long run. Market volatility often provides an opportunity to invest in companies at attractive prices, enhancing returns over time. We have always taken a long-term view, and we would encourage you to do the same with your personal investments.

Finally, we would like to thank our new and tenured investors for their confidence in The Growth Fund of America. We look forward to reporting to you again in six months.

Cordially,

Donald D. O’Neal	Michael T. Kerr
Vice Chairman of the Board	President

April 8, 2016

For current information about the fund, visit americanfunds.com.

The Growth Fund of America	3

Summary investment portfolio February 29, 2016	unaudited

Industry sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Amazon	5.66%
Alphabet	2.68
Broadcom	2.41
Home Depot	2.25
UnitedHealth Group	1.95
Microsoft	1.71
Amgen	1.67
Philip Morris International	1.61
Netflix	1.45
Oracle	1.44

Common stocks 89.74%	Shares	Value (000)
Information technology 21.04%
Alphabet Inc., Class C1	2,866,448	$2,000,121
Alphabet Inc., Class A1	2,110,770	1,513,887
Broadcom Ltd.[2]	23,517,784	3,150,678
Microsoft Corp.	44,027,600	2,240,123
Oracle Corp.	51,365,000	1,889,205
Visa Inc., Class A	25,433,049	1,841,098
ASML Holding NV (New York registered)	8,377,041	762,478
ASML Holding NV3	6,609,442	602,995
Alibaba Group Holding Ltd. (ADR)[1]	16,381,100	1,127,183
Intuit Inc.	10,495,000	1,014,237
Taiwan Semiconductor Manufacturing Co., Ltd.[3]	164,610,000	740,922
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,743,800	205,917
Facebook, Inc., Class A1	8,112,000	867,335
Nintendo Co., Ltd.[3]	5,582,440	778,553
Texas Instruments Inc.	12,535,100	664,611
salesforce.com, inc.[1]	9,707,000	657,649
Other securities		7,509,751
		27,566,743

4	The Growth Fund of America

	Shares	Value (000)
Consumer discretionary 18.90%
Amazon.com, Inc.[1]	13,419,496	$7,414,540
Home Depot, Inc.	23,787,200	2,952,467
Netflix, Inc.[1]	20,322,661	1,898,340
Comcast Corp., Class A	30,547,000	1,763,478
Twenty-First Century Fox, Inc., Class A	49,737,906	1,343,918
Priceline Group Inc.[1]	881,839	1,115,712
NIKE, Inc., Class B	13,309,300	819,720
MGM Resorts International[1,2]	33,685,244	637,662
Viacom Inc., Class B	17,298,351	637,444
Other securities		6,173,323
		24,756,604

Health care 15.89%
UnitedHealth Group Inc.	21,462,755	2,556,214
Amgen Inc.	15,359,909	2,185,408
Express Scripts Holding Co.[1]	21,994,300	1,547,959
Gilead Sciences, Inc.	17,169,561	1,498,044
Alexion Pharmaceuticals, Inc.[1]	10,623,061	1,495,727
Thermo Fisher Scientific Inc.	8,688,000	1,122,403
Illumina, Inc.[1]	5,927,557	890,556
Stryker Corp.	8,278,376	826,844
Regeneron Pharmaceuticals, Inc.[1]	2,148,326	825,000
Humana Inc.	4,212,305	745,452
Other securities		7,128,466
		20,822,073

Financials 7.88%
American International Group, Inc.	26,968,000	1,353,794
Berkshire Hathaway Inc., Class A1	3,476	704,081
Berkshire Hathaway Inc., Class B1	4,513,508	605,578
Wells Fargo & Co.	19,111,192	896,697
Crown Castle International Corp.	8,570,645	741,361
Other securities		6,015,005
		10,316,516

Consumer staples 6.64%
Philip Morris International Inc.	23,094,433	2,102,286
Kroger Co.	43,089,341	1,719,696
Costco Wholesale Corp.	11,133,183	1,670,311
Other securities		3,201,536
		8,693,829

Industrials 6.39%
Union Pacific Corp.	23,789,013	1,876,001
General Dynamics Corp.	4,487,900	611,566
Other securities		5,878,474
		8,366,041

Energy 5.96%
EOG Resources, Inc.	24,593,200	1,592,164
Schlumberger Ltd.	12,887,000	924,256
Concho Resources Inc.[1,2]	8,602,505	776,290

The Growth Fund of America	5

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Pioneer Natural Resources Co.	5,205,000	$627,359
Noble Energy, Inc.	20,421,653	602,439
Other securities		3,289,639
		7,812,147

Materials 1.97%
Monsanto Co.	9,076,000	816,749
Other securities		1,769,002
		2,585,751

Other 0.47%
Other securities		619,220

Miscellaneous 4.60%
Other common stocks in initial period of acquisition		6,027,455

Total common stocks (cost: $80,555,913,000)		117,566,379

Preferred securities 0.00%
Financials 0.00%
Other securities		742

Total preferred securities (cost: $2,689,000)		742

Rights & warrants 0.03%
Other 0.03%
Other securities		40,301

Total rights & warrants (cost: $78,882,000)		40,301

Convertible stocks 0.23%
Other 0.23%
Other securities		300,699

Total convertible stocks (cost: $274,350,000)		300,699

Bonds, notes & other debt instruments 0.93%	Principal amount (000)
U.S. Treasury bonds & notes 0.89%
U.S. Treasury 1.63%–2.50% 2026–2046	$1,190,120	1,168,840

Corporate bonds & notes 0.04%
Other securities		53,633

Total bonds, notes & other debt instruments (cost: $1,236,945,000)		1,222,473

6	The Growth Fund of America

Short-term securities 8.81%	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.16%–0.65% due 3/1/2016–8/29/2016	$6,066,209	$6,061,603
Freddie Mac 0.15%–0.51% due 3/8/2016–7/14/2016	1,164,100	1,163,085
U.S. Treasury Bills 0.20%–0.55% due 3/3/2016–6/16/2016	1,029,800	1,029,344
Other securities		3,281,773

Total short-term securities (cost: $11,535,102,000)		11,535,805
Total investment securities 99.74% (cost: $93,683,881,000)		130,666,399
Other assets less liabilities 0.26%		343,788

Net assets 100.00%		$131,010,187

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $2,100,841,000, which represented 1.60% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. Some of these securities in “Other securities” (with an aggregate value of $482,315,000, an aggregate cost of $479,891,000, and which represented .37% of the net assets of the fund) were acquired from 7/7/2000 to 1/21/2016 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended February 29, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/29/2016 (000)
Broadcom Ltd.	—	23,517,784	—	23,517,784	$—	$3,150,678
Avago Technologies Ltd.	19,886,438	1,418,921	21,305,309	—	—	—
Concho Resources Inc.[1]	7,699,684	1,753,484	850,663	8,602,505	—	776,290
MGM Resorts International[1]	31,884,676	1,800,568	—	33,685,244	—	637,662
BorgWarner Inc.	8,600,000	2,607,259	—	11,207,259	2,640	366,253
AutoNation, Inc.[1]	6,000,000	—	—	6,000,000	—	308,820
Flextronics International Ltd.[1]	13,276,000	14,536,000	—	27,812,000	—	302,038
athenahealth, Inc.[1]	2,529,861	—	346,100	2,183,761	—	281,858
Oshkosh Corp.	4,368,000	—	157,000	4,211,000	1,660	145,279
bluebird bio, Inc.[1]	2,056,187	295,889	235,000	2,117,076	—	97,851
BioMarin Pharmaceutical Inc.[1,4]	8,060,428	—	2,195,292	5,865,136	—	—
Finisar Corp.[1,4]	6,998,000	—	2,080,000	4,918,000	—	—

The Growth Fund of America	7

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/29/2016 (000)
First Quantum Minerals Ltd.[4]	34,450,000	—	—	34,450,000	$—	$—
Herbalife Ltd.[1,4]	4,186,400	1,129,132	1,578,400	3,737,132	—	—
Hologic, Inc.[1,4]	15,219,195	—	5,459,300	9,759,895	—	—
Myriad Genetics, Inc.[1,4]	3,579,785	—	3,201,681	378,104	—	—
Sprouts Farmers Market, Inc.[1,4]	8,088,000	—	8,088,000	—	—	—
					$4,300	$6,066,729

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $7,939,342,000, which represented 6.06% of the net assets of the fund. This amount includes $6,925,841,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Unaffiliated issuer at 2/29/2016.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

8	The Growth Fund of America

Financial statements

Statement of assets and liabilities	unaudited
at February 29, 2016	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $89,412,686)	$124,599,670
Affiliated issuers (cost: $4,271,195)	6,066,729	$130,666,399
Cash denominated in currencies other than U.S. dollars (cost: $37,213)		35,925
Cash		81
Receivables for:
Sales of investments	565,924
Sales of fund’s shares	134,435
Dividends and interest	154,225	854,584
		131,556,989
Liabilities:
Payables for:
Purchases of investments	311,065
Repurchases of fund’s shares	149,965
Investment advisory services	28,296
Services provided by related parties	50,191
Trustees’ deferred compensation	4,656
Other	2,629	546,802
Net assets at February 29, 2016		$131,010,187

Net assets consist of:
Capital paid in on shares of beneficial interest		$88,930,345
Distributions in excess of net investment income		(59,033)
Undistributed net realized gain		5,158,329
Net unrealized appreciation		36,980,546
Net assets at February 29, 2016		$131,010,187

See Notes to Financial Statements

The Growth Fund of America	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,487,515 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$67,336,039	1,781,840		$37.79
Class B	321,228	8,935		35.95
Class C	4,834,151	136,126		35.51
Class F-1	7,729,670	205,774		37.56
Class F-2	10,193,491	270,185		37.73
Class 529-A	5,557,209	148,343		37.46
Class 529-B	60,585	1,694		35.76
Class 529-C	1,333,799	37,422		35.64
Class 529-E	245,451	6,611		37.13
Class 529-F-1	200,394	5,360		37.39
Class R-1	415,159	11,540		35.98
Class R-2	1,993,315	54,920		36.30
Class R-2E	15,917	426		37.40
Class R-3	6,196,403	166,755		37.16
Class R-4	6,403,356	170,777		37.50
Class R-5E	8	—	*	37.66
Class R-5	4,430,126	117,330		37.76
Class R-6	13,743,886	363,477		37.81

*	Amount less than one thousand.

See Notes to Financial Statements

10	The Growth Fund of America

Statement of operations	unaudited
for the six months ended February 29, 2016	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $18,031; also includes $4,300 from affiliates)	$759,119
Interest	17,955	$777,074

Fees and expenses*:
Investment advisory services	190,474
Distribution services	171,491
Transfer agent services	76,285
Administrative services	20,276
Reports to shareholders	2,005
Registration statement and prospectus	808
Trustees’ compensation	(222)
Auditing and legal	2,356
Custodian	1,351
Other	3,632	468,456
Net investment income		308,618

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (includes $94,614 net loss from affiliates)	5,549,011
Currency transactions	(4,281)	5,544,730
Net unrealized depreciation on:
Investments (net of non-U.S. taxes of $275)	(12,685,148)
Currency translations	(1,297)	(12,686,445)
Net realized gain and unrealized depreciation		(7,141,715)

Net decrease in net assets resulting from operations		$(6,833,097)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Growth Fund of America	11

Statements of changes in net assets
	(dollars in thousands)

	Six months ended February 29, 2016*	Year ended August 31, 2015
Operations:
Net investment income	$308,618	$692,963
Net realized gain	5,544,730	11,999,327
Net unrealized depreciation	(12,686,445)	(9,664,045)
Net (decrease) increase in net assets resulting from operations	(6,833,097)	3,028,245

Dividends and distributions paid to shareholders:
Dividends from net investment income	(859,365)	(510,334)
Distributions from net realized gain on investments	(10,963,181)	(12,500,250)
Total dividends and distributions paid to shareholders	(11,822,546)	(13,010,584)

Net capital share transactions	8,866,699	5,579,710

Total decrease in net assets	(9,788,944)	(4,402,629)

Net assets:
Beginning of period	140,799,131	145,201,760
End of period (including distributions in excess of and undistributed net investment income: $(59,033) and $491,714, respectively)	$131,010,187	$140,799,131

*	Unaudited.

See Notes to Financial Statements

12	The Growth Fund of America

Notes to financial statements	unaudited

1. Organization

The Growth Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide growth of capital.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Contingent deferred sales
Share class	Initial sales charge	charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

The Growth Fund of America	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

14	The Growth Fund of America

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

The Growth Fund of America	15

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

16	The Growth Fund of America

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 29, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$24,483,308	$2,926,761	$156,674	$27,566,743
Consumer discretionary	24,079,167	677,437	—	24,756,604
Health care	20,454,510	342,621	24,942	20,822,073
Financials	9,187,899	1,128,617	—	10,316,516
Consumer staples	7,792,891	900,938	—	8,693,829
Industrials	8,020,940	345,101	—	8,366,041
Energy	7,631,343	180,804	—	7,812,147
Materials	2,342,294	243,457	—	2,585,751
Other	536,540	82,680	—	619,220
Miscellaneous	5,398,844	628,611	—	6,027,455
Preferred securities	742	—	—	742
Rights & warrants	40,301	—	—	40,301
Convertible stocks	—	—	300,699	300,699
Bonds, notes & other debt instruments	—	1,222,473	—	1,222,473
Short-term securities	—	11,535,805	—	11,535,805
Total	$109,968,779	$20,215,305	$482,315	$130,666,399

*	Securities with a value of $6,925,841,000, which represented 5.29% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

The Growth Fund of America	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

18	The Growth Fund of America

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011, by state tax authorities for tax years before 2010 and by tax authorities outside the U.S. for tax years before 2008.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and unrealized appreciation of certain investments in securities outside the U.S. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$859,282
Undistributed long-term capital gains	10,665,977

The Growth Fund of America	19

As of February 29, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$42,642,847
Gross unrealized depreciation on investment securities	(5,937,413)
Net unrealized appreciation on investment securities	36,705,434
Cost of investment securities	93,960,965

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended February 29, 2016				Year ended August 31, 2015
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$450,958		$5,611,765	$6,062,723	$262,560	$6,340,506	$6,603,066
Class B	—		32,520	32,520	—	67,369	67,369
Class C	—		437,938	437,938	—	544,072	544,072
Class F-1	47,315		648,267	695,582	18,273	755,708	773,981
Class F-2	92,803		849,837	942,640	65,863	914,144	980,007
Class 529-A	32,012		461,534	493,546	16,901	507,144	524,045
Class 529-B	—		6,207	6,207	—	12,440	12,440
Class 529-C	—		117,223	117,223	—	130,689	130,689
Class 529-E	789		20,684	21,473	130	23,003	23,133
Class 529-F-1	1,626		16,544	18,170	1,021	17,657	18,678
Class R-1	—		37,260	37,260	—	47,645	47,645
Class R-2	—		176,138	176,138	—	216,665	216,665
Class R-2E	34		284	318	—	1	1
Class R-3	17,637		545,696	563,333	2,227	705,934	708,161
Class R-4	41,069		546,348	587,417	25,099	666,839	691,938
Class R-5E*	—	†	1	1
Class R-5	43,844		379,661	423,505	33,323	464,423	497,746
Class R-6	131,278		1,075,274	1,206,552	84,937	1,086,011	1,170,948
Total	$859,365		$10,963,181	$11,822,546	$510,334	$12,500,250	$13,010,584

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

20	The Growth Fund of America

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.233% on such assets in excess of $210 billion. For the six months ended February 29, 2016, the investment advisory services fee was $190,474,000, which was equivalent to an annualized rate of 0.275% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

The Growth Fund of America	21

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 29, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

22	The Growth Fund of America

For the six months ended February 29, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent	Administrative	529 plan
Share class	services	services	services	services
Class A	$82,695	$44,854	$3,562	Not applicable
Class B	2,048	284	Not applicable	Not applicable
Class C	26,230	3,301	1,316	Not applicable
Class F-1	10,193	4,747	2,039	Not applicable
Class F-2	Not applicable	5,213	2,675	Not applicable
Class 529-A	6,294	3,192	1,453	$2,579
Class 529-B	389	56	20	35
Class 529-C	6,948	809	351	623
Class 529-E	639	83	64	114
Class 529-F-1	—	115	52	93
Class R-1	2,283	240	114	Not applicable
Class R-2	8,056	3,343	540	Not applicable
Class R-2E	15	1	1	Not applicable
Class R-3	17,065	5,258	1,714	Not applicable
Class R-4	8,636	3,535	1,732	Not applicable
Class R-5E*	Not applicable	— †	— †	Not applicable
Class R-5	Not applicable	1,228	1,208	Not applicable
Class R-6	Not applicable	26	3,435	Not applicable
Total class-specific expenses	$171,491	$76,285	$20,276	$3,444

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $(222,000) in the fund’s statement of operations reflects $220,000 in current fees (either paid in cash or deferred) and a net decrease of $442,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

The Growth Fund of America	23

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended February 29, 2016

Class A	$2,785,104	66,904		$5,967,191	145,117	$(4,164,323)	(100,143)	$4,587,972	111,878
Class B	2,101	53		32,239	823	(148,443)	(3,753)	(114,103)	(2,877)
Class C	358,151	9,123		429,365	11,094	(717,089)	(18,394)	70,427	1,823
Class F-1	692,091	16,747		681,004	16,663	(817,897)	(19,781)	555,198	13,629
Class F-2	1,161,279	27,952		900,930	21,958	(1,126,576)	(27,414)	935,633	22,496
Class 529-A	300,917	7,298		493,461	12,103	(299,977)	(7,250)	494,401	12,151
Class 529-B	532	13		6,205	159	(30,386)	(769)	(23,649)	(597)
Class 529-C	72,684	1,846		117,189	3,017	(84,035)	(2,138)	105,838	2,725
Class 529-E	13,507	329		21,470	531	(14,337)	(350)	20,640	510
Class 529-F-1	19,556	472		18,171	447	(19,766)	(473)	17,961	446
Class R-1	22,660	566		37,230	950	(67,593)	(1,677)	(7,703)	(161)
Class R-2	205,044	5,148		175,984	4,451	(347,373)	(8,656)	33,655	943
Class R-2E	17,796	448		317	8	(1,278)	(32)	16,835	424
Class R-3	463,893	11,336		561,836	13,890	(1,156,771)	(28,277)	(131,042)	(3,051)
Class R-4	584,905	14,097		587,103	14,390	(997,402)	(24,009)	174,606	4,478
Class R-5E2	10	—	[3]	—	—	—	—	10	— [3]
Class R-5	340,308	8,268		422,476	10,289	(660,436)	(16,207)	102,348	2,350
Class R-6	1,968,864	48,171		1,204,830	29,301	(1,146,022)	(27,221)	2,027,672	50,251
Total net increase (decrease)	$9,009,402	218,771		$11,657,001	285,191	$(11,799,704)	(286,544)	$8,866,699	217,418

24	The Growth Fund of America

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended August 31, 2015

Class A	$5,260,337	117,774	$6,497,807	155,673	$(8,374,628)	(187,598)	$3,383,516	85,849
Class B	5,609	131	66,738	1,669	(404,970)	(9,464)	(332,623)	(7,664)
Class C	664,603	15,725	531,475	13,438	(1,489,704)	(35,193)	(293,626)	(6,030)
Class F-1	1,393,975	31,354	758,009	18,257	(3,883,022)	(85,245)	(1,731,038)	(35,634)
Class F-2	4,028,289	87,769	935,000	22,438	(2,110,118)	(47,408)	2,853,171	62,799
Class 529-A	556,107	12,555	523,934	12,649	(627,717)	(14,137)	452,324	11,067
Class 529-B	1,847	44	12,435	312	(69,058)	(1,619)	(54,776)	(1,263)
Class 529-C	142,924	3,367	130,656	3,290	(181,005)	(4,261)	92,575	2,396
Class 529-E	23,677	540	23,130	563	(32,202)	(732)	14,605	371
Class 529-F-1	39,647	895	18,675	452	(32,943)	(746)	25,379	601
Class R-1	48,337	1,125	47,586	1,189	(114,963)	(2,689)	(19,040)	(375)
Class R-2	413,591	9,600	216,484	5,370	(700,995)	(16,254)	(70,920)	(1,284)
Class R-2E	65	2	—	—	—	—	65	2
Class R-3	1,050,117	23,889	706,137	17,177	(2,304,672)	(52,487)	(548,418)	(11,421)
Class R-4	1,282,747	28,832	691,521	16,687	(2,136,017)	(48,158)	(161,749)	(2,639)
Class R-5	859,898	19,191	496,393	11,907	(1,453,483)	(32,738)	(97,192)	(1,640)
Class R-6	3,109,175	69,979	1,169,078	28,009	(2,210,796)	(49,849)	2,067,457	48,139
Total net increase (decrease)	$18,880,945	422,772	$12,825,058	309,080	$(26,126,293)	(588,578)	$5,579,710	143,274

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Amount less than one thousand.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $22,051,801,000 and $25,444,712,000, respectively, during the six months ended February 29, 2016.

The Growth Fund of America	25

Financial highlights

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 2/29/2016[3,4]	$43.31	$.10	$(1.96)	$(1.86)
Year ended 8/31/2015	46.70	.23	.61	.84
Year ended 8/31/2014	39.93	.17	9.49	9.66
Year ended 8/31/2013	32.80	.22	7.19	7.41
Year ended 8/31/2012	29.23	.20	3.59	3.79
Year ended 8/31/2011	25.53	.20	3.75	3.95
Class B:
Six months ended 2/29/2016[3,4]	41.26	(.06)	(1.86)	(1.92)
Year ended 8/31/2015	44.84	(.11)	.59	.48
Year ended 8/31/2014	38.60	(.15)	9.14	8.99
Year ended 8/31/2013	31.69	(.05)	6.96	6.91
Year ended 8/31/2012	28.23	(.03)	3.49	3.46
Year ended 8/31/2011	24.65	(.03)	3.61	3.58
Class C:
Six months ended 2/29/2016[3,4]	40.80	(.07)	(1.83)	(1.90)
Year ended 8/31/2015	44.41	(.12)	.57	.45
Year ended 8/31/2014	38.27	(.17)	9.06	8.89
Year ended 8/31/2013	31.44	(.07)	6.91	6.84
Year ended 8/31/2012	28.02	(.04)	3.46	3.42
Year ended 8/31/2011	24.49	(.03)	3.58	3.55
Class F-1:
Six months ended 2/29/2016[3,4]	43.05	.09	(1.94)	(1.85)
Year ended 8/31/2015	46.40	.20	.61	.81
Year ended 8/31/2014	39.69	.15	9.43	9.58
Year ended 8/31/2013	32.61	.21	7.15	7.36
Year ended 8/31/2012	29.04	.21	3.58	3.79
Year ended 8/31/2011	25.37	.20	3.72	3.92
Class F-2:
Six months ended 2/29/2016[3,4]	43.29	.14	(1.94)	(1.80)
Year ended 8/31/2015	46.71	.33	.60	.93
Year ended 8/31/2014	39.95	.27	9.48	9.75
Year ended 8/31/2013	32.83	.32	7.19	7.51
Year ended 8/31/2012	29.25	.28	3.60	3.88
Year ended 8/31/2011	25.55	.28	3.74	4.02
Class 529-A:
Six months ended 2/29/2016[3,4]	42.95	.08	(1.94)	(1.86)
Year ended 8/31/2015	46.35	.19	.61	.80
Year ended 8/31/2014	39.66	.13	9.42	9.55
Year ended 8/31/2013	32.59	.19	7.15	7.34
Year ended 8/31/2012	29.06	.18	3.57	3.75
Year ended 8/31/2011	25.39	.19	3.72	3.91

26	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

$(.27)	$(3.39)	$(3.66)	$37.79	(4.97)%[5]	$67,336	.65%[6]		.47%[6]
(.17)	(4.06)	(4.23)	43.31	2.12	72,321	.65		.51
(.14)	(2.75)	(2.89)	46.70	25.00	73,975	.66		.39
(.28)	—	(.28)	39.93	22.74	62,602	.70		.60
(.22)	—	(.22)	32.80	13.07	55,441	.71		.66
(.25)	—	(.25)	29.23	15.42	57,082	.68		.67

—	(3.39)	(3.39)	35.95	(5.33)[5]	321	1.42	[6]	(.30)[6]
—	(4.06)	(4.06)	41.26	1.36	487	1.40		(.25)
—	(2.75)	(2.75)	44.84	24.05	873	1.41		(.37)
—	—	—	38.60	21.81	1,168	1.46		(.14)
—	—	—	31.69	12.26	1,503	1.46		(.10)
—	—	—	28.23	14.52	2,228	1.43		(.09)

—	(3.39)	(3.39)	35.51	(5.34)[5]	4,834	1.46	[6]	(.33)[6]
—	(4.06)	(4.06)	40.80	1.29	5,480	1.45		(.29)
—	(2.75)	(2.75)	44.41	23.99	6,232	1.45		(.41)
(.01)	—	(.01)	38.27	21.76	5,986	1.50		(.20)
—	—	—	31.44	12.21	5,741	1.49		(.13)
(.02)	—	(.02)	28.02	14.51	6,539	1.46		(.12)

(.25)	(3.39)	(3.64)	37.56	(4.98)[5]	7,730	.70	[6]	.42 [6]
(.10)	(4.06)	(4.16)	43.05	2.07	8,273	.70		.46
(.12)	(2.75)	(2.87)	46.40	24.93	10,569	.69		.36
(.28)	—	(.28)	39.69	22.71	11,180	.71		.59
(.22)	—	(.22)	32.61	13.15	11,323	.68		.69
(.25)	—	(.25)	29.04	15.40	13,023	.67		.67

(.37)	(3.39)	(3.76)	37.73	(4.86)[5]	10,194	.43	[6]	.69 [6]
(.29)	(4.06)	(4.35)	43.29	2.35	10,723	.43		.73
(.24)	(2.75)	(2.99)	46.71	25.27	8,637	.43		.62
(.39)	—	(.39)	39.95	23.05	4,358	.44		.86
(.30)	—	(.30)	32.83	13.42	2,855	.44		.93
(.32)	—	(.32)	29.25	15.69	3,717	.43		.91

(.24)	(3.39)	(3.63)	37.46	(5.02)[5]	5,557	.75	[6]	.37 [6]
(.14)	(4.06)	(4.20)	42.95	2.04	5,849	.73		.43
(.11)	(2.75)	(2.86)	46.35	24.89	5,799	.74		.31
(.27)	—	(.27)	39.66	22.65	4,663	.77		.52
(.22)	—	(.22)	32.59	13.00	3,822	.77		.60
(.24)	—	(.24)	29.06	15.38	3,358	.73		.62

See page 32 for footnotes.

The Growth Fund of America	27

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 2/29/2016[3,4]	$41.08	$(.09)	$(1.84)	$(1.93)
Year ended 8/31/2015	44.71	(.16)	.59	.43
Year ended 8/31/2014	38.54	(.20)	9.12	8.92
Year ended 8/31/2013	31.67	(.09)	6.96	6.87
Year ended 8/31/2012	28.25	(.06)	3.48	3.42
Year ended 8/31/2011	24.69	(.06)	3.62	3.56
Class 529-C:
Six months ended 2/29/2016[3,4]	40.96	(.08)	(1.85)	(1.93)
Year ended 8/31/2015	44.58	(.15)	.59	.44
Year ended 8/31/2014	38.43	(.20)	9.10	8.90
Year ended 8/31/2013	31.60	(.09)	6.94	6.85
Year ended 8/31/2012	28.18	(.06)	3.48	3.42
Year ended 8/31/2011	24.66	(.05)	3.60	3.55
Class 529-E:
Six months ended 2/29/2016[3,4]	42.54	.03	(1.92)	(1.89)
Year ended 8/31/2015	45.94	.08	.60	.68
Year ended 8/31/2014	39.34	.03	9.33	9.36
Year ended 8/31/2013	32.33	.10	7.10	7.20
Year ended 8/31/2012	28.82	.10	3.54	3.64
Year ended 8/31/2011	25.19	.10	3.69	3.79
Class 529-F-1:
Six months ended 2/29/2016[3,4]	42.92	.12	(1.93)	(1.81)
Year ended 8/31/2015	46.33	.29	.59	.88
Year ended 8/31/2014	39.64	.23	9.41	9.64
Year ended 8/31/2013	32.57	.27	7.14	7.41
Year ended 8/31/2012	29.04	.25	3.56	3.81
Year ended 8/31/2011	25.38	.25	3.71	3.96
Class R-1:
Six months ended 2/29/2016[3,4]	41.29	(.06)	(1.86)	(1.92)
Year ended 8/31/2015	44.88	(.11)	.58	.47
Year ended 8/31/2014	38.64	(.16)	9.15	8.99
Year ended 8/31/2013	31.72	(.05)	6.98	6.93
Year ended 8/31/2012	28.26	(.02)	3.48	3.46
Year ended 8/31/2011	24.72	(.03)	3.63	3.60
Class R-2:
Six months ended 2/29/2016[3,4]	41.62	(.05)	(1.88)	(1.93)
Year ended 8/31/2015	45.17	(.08)	.59	.51
Year ended 8/31/2014	38.85	(.14)	9.21	9.07
Year ended 8/31/2013	31.91	(.02)	7.01	6.99
Year ended 8/31/2012	28.42	(.01)	3.50	3.49
Year ended 8/31/2011	24.84	(.01)	3.64	3.63

28	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

$—	$(3.39)	$(3.39)	$35.76	(5.38)%[5]	$61	1.55%[6]		(.43)%[6]
—	(4.06)	(4.06)	41.08	1.24	94	1.52		(.37)
—	(2.75)	(2.75)	44.71	23.90	159	1.53		(.49)
—	—	—	38.54	21.69	195	1.56		(.25)
—	—	—	31.67	12.11	237	1.57		(.21)
—	—	—	28.25	14.42	310	1.53		(.19)

—	(3.39)	(3.39)	35.64	(5.39)[5]	1,334	1.53	[6]	(.41)[6]
—	(4.06)	(4.06)	40.96	1.27	1,421	1.51		(.35)
—	(2.75)	(2.75)	44.58	23.91	1,440	1.52		(.47)
(.02)	—	(.02)	38.43	21.69	1,188	1.56		(.26)
—	—	—	31.60	12.14	1,008	1.56		(.19)
(.03)	—	(.03)	28.18	14.40	934	1.53		(.18)

(.13)	(3.39)	(3.52)	37.13	(5.12)[5]	246	.98	[6]	.14 [6]
(.02)	(4.06)	(4.08)	42.54	1.79	260	.98		.18
(.01)	(2.75)	(2.76)	45.94	24.57	263	.99		.06
(.19)	—	(.19)	39.34	22.36	217	1.02		.28
(.13)	—	(.13)	32.33	12.71	182	1.03		.35
(.16)	—	(.16)	28.82	15.04	165	1.01		.34

(.33)	(3.39)	(3.72)	37.39	(4.91)[5]	200	.53	[6]	.59 [6]
(.23)	(4.06)	(4.29)	42.92	2.26	211	.51		.65
(.20)	(2.75)	(2.95)	46.33	25.16	200	.52		.53
(.34)	—	(.34)	39.64	22.92	157	.56		.74
(.28)	—	(.28)	32.57	13.27	125	.56		.81
(.30)	—	(.30)	29.04	15.56	106	.52		.83

—	(3.39)	(3.39)	35.98	(5.32)[5]	415	1.44	[6]	(.31)[6]
—	(4.06)	(4.06)	41.29	1.33	483	1.42		(.27)
—	(2.75)	(2.75)	44.88	24.02	542	1.43		(.38)
(.01)	—	(.01)	38.64	21.86	483	1.44		(.13)
—	—	—	31.72	12.24	497	1.44		(.07)
(.06)	—	(.06)	28.26	14.54	561	1.43		(.09)

—	(3.39)	(3.39)	36.30	(5.33)[5]	1,993	1.39	[6]	(.27)[6]
—	(4.06)	(4.06)	41.62	1.42	2,246	1.35		(.19)
—	(2.75)	(2.75)	45.17	24.10	2,496	1.38		(.33)
(.05)	—	(.05)	38.85	21.92	2,277	1.37		(.07)
—	—	—	31.91	12.28	2,182	1.41		(.04)
(.05)	—	(.05)	28.42	14.60	2,337	1.39		(.04)

See page 32 for footnotes.

The Growth Fund of America	29

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 2/29/2016[3,4]	$43.09	$.03	$(1.93)	$(1.90)
Year ended 8/31/2015	46.70	.10	.65	.75
Period from 8/29/2014 to 8/31/2014[4,9]	46.70	—	—	—
Class R-3:
Six months ended 2/29/2016[3,4]	42.55	.03	(1.92)	(1.89)
Year ended 8/31/2015	45.94	.08	.60	.68
Year ended 8/31/2014	39.33	.03	9.34	9.37
Year ended 8/31/2013	32.29	.12	7.08	7.20
Year ended 8/31/2012	28.74	.11	3.55	3.66
Year ended 8/31/2011	25.12	.11	3.68	3.79
Class R-4:
Six months ended 2/29/2016[3,4]	42.99	.09	(1.94)	(1.85)
Year ended 8/31/2015	46.38	.22	.60	.82
Year ended 8/31/2014	39.68	.16	9.42	9.58
Year ended 8/31/2013	32.56	.23	7.14	7.37
Year ended 8/31/2012	28.99	.20	3.57	3.77
Year ended 8/31/2011	25.33	.20	3.71	3.91
Class R-5E:
Period from 11/20/2015 to 2/29/2016[3,4,10]	45.73	.07	(4.32)	(4.25)
Class R-5:
Six months ended 2/29/2016[3,4]	43.33	.15	(1.94)	(1.79)
Year ended 8/31/2015	46.73	.35	.60	.95
Year ended 8/31/2014	39.96	.29	9.49	9.78
Year ended 8/31/2013	32.82	.34	7.18	7.52
Year ended 8/31/2012	29.24	.29	3.60	3.89
Year ended 8/31/2011	25.54	.29	3.74	4.03
Class R-6:
Six months ended 2/29/2016[3,4]	43.40	.16	(1.95)	(1.79)
Year ended 8/31/2015	46.80	.37	.61	.98
Year ended 8/31/2014	40.02	.31	9.50	9.81
Year ended 8/31/2013	32.87	.35	7.21	7.56
Year ended 8/31/2012	29.30	.31	3.60	3.91
Year ended 8/31/2011	25.60	.31	3.74	4.05

	Six months ended February 29,	Year ended August 31
	2016[3,4,5]	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	19%	29%	26%	27%	18%	34%

See Notes to Financial Statements

30	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

$(.40)	$(3.39)	$(3.79)	$37.40	(5.12)%[5]	$16		1.00%[6]		.14%[6]
(.30)	(4.06)	(4.36)	43.09	1.92 [7]	—	[8]	.96	[7]	.22	[7]

—	—	—	46.70	—	—	[8]	—		—

(.11)	(3.39)	(3.50)	37.16	(5.11)[5]	6,196		.99	[6]	.14	[6]
(.01)	(4.06)	(4.07)	42.55	1.79	7,226		.97		.19
(.01)	(2.75)	(2.76)	45.94	24.60	8,325		.98		.07
(.16)	—	(.16)	39.33	22.38	7,769		.98		.33
(.11)	—	(.11)	32.29	12.78	7,916		.98		.38
(.17)	—	(.17)	28.74	15.06	10,765		.97		.38

(.25)	(3.39)	(3.64)	37.50	(4.98)[5]	6,403		.69	[6]	.44	[6]
(.15)	(4.06)	(4.21)	42.99	2.11	7,149		.67		.48
(.13)	(2.75)	(2.88)	46.38	24.97	7,835		.68		.37
(.25)	—	(.25)	39.68	22.77	7,169		.68		.63
(.20)	—	(.20)	32.56	13.10	8,093		.69		.66
(.25)	—	(.25)	28.99	15.40	14,937		.68		.66

(.43)	(3.39)	(3.82)	37.66	(9.97)[5]	—	[8]	.15	[5]	.16	[5]

(.39)	(3.39)	(3.78)	37.76	(4.83)[5]	4,430		.39	[6]	.74	[6]
(.29)	(4.06)	(4.35)	43.33	2.40	4,982		.38		.78
(.26)	(2.75)	(3.01)	46.73	25.33	5,450		.38		.67
(.38)	—	(.38)	39.96	23.11	5,273		.39		.92
(.31)	—	(.31)	32.82	13.48	6,312		.39		.97
(.33)	—	(.33)	29.24	15.75	11,366		.38		.96

(.41)	(3.39)	(3.80)	37.81	(4.82)[5]	13,744		.33	[6]	.79	[6]
(.32)	(4.06)	(4.38)	43.40	2.45	13,594		.33		.83
(.28)	(2.75)	(3.03)	46.80	25.39	12,407		.33		.72
(.41)	—	(.41)	40.02	23.19	8,806		.34		.96
(.34)	—	(.34)	32.87	13.52	7,537		.34		1.02
(.35)	—	(.35)	29.30	15.78	10,059		.33		1.02

See page 32 for footnotes.

The Growth Fund of America	31

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class R-2E shares were offered beginning August 29, 2014.
[10]	Class R-5E shares were offered beginning November 20, 2015.

32	The Growth Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2015, through February 29, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Growth Fund of America	33

	Beginning account value 9/1/2015	Ending account value 2/29/2016	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$950.27	$3.15	.65%
Class A - assumed 5% return	1,000.00	1,021.63	3.27	.65
Class B - actual return	1,000.00	946.74	6.87	1.42
Class B - assumed 5% return	1,000.00	1,017.80	7.12	1.42
Class C - actual return	1,000.00	946.63	7.07	1.46
Class C - assumed 5% return	1,000.00	1,017.60	7.32	1.46
Class F-1 - actual return	1,000.00	950.16	3.39	.70
Class F-1 - assumed 5% return	1,000.00	1,021.38	3.52	.70
Class F-2 - actual return	1,000.00	951.44	2.09	.43
Class F-2 - assumed 5% return	1,000.00	1,022.73	2.16	.43
Class 529-A - actual return	1,000.00	949.76	3.64	.75
Class 529-A - assumed 5% return	1,000.00	1,021.13	3.77	.75
Class 529-B - actual return	1,000.00	946.25	7.50	1.55
Class 529-B - assumed 5% return	1,000.00	1,017.16	7.77	1.55
Class 529-C - actual return	1,000.00	946.10	7.40	1.53
Class 529-C - assumed 5% return	1,000.00	1,017.26	7.67	1.53
Class 529-E - actual return	1,000.00	948.82	4.75	.98
Class 529-E - assumed 5% return	1,000.00	1,019.99	4.92	.98
Class 529-F-1 - actual return	1,000.00	950.94	2.57	.53
Class 529-F-1 - assumed 5% return	1,000.00	1,022.23	2.66	.53
Class R-1 - actual return	1,000.00	946.78	6.97	1.44
Class R-1 - assumed 5% return	1,000.00	1,017.70	7.22	1.44
Class R-2 - actual return	1,000.00	946.73	6.73	1.39
Class R-2 - assumed 5% return	1,000.00	1,017.95	6.97	1.39
Class R-2E - actual return	1,000.00	948.84	4.85	1.00
Class R-2E - assumed 5% return	1,000.00	1,019.89	5.02	1.00
Class R-3 - actual return	1,000.00	948.92	4.80	.99
Class R-3 - assumed 5% return	1,000.00	1,019.94	4.97	.99
Class R-4 - actual return	1,000.00	950.21	3.35	.69
Class R-4 - assumed 5% return	1,000.00	1,021.43	3.47	.69
Class R-5E - actual return†	1,000.00	900.26	1.39	.53
Class R-5E - assumed 5% return†	1,000.00	1,022.23	2.66	.53
Class R-5 - actual return	1,000.00	951.74	1.89	.39
Class R-5 - assumed 5% return	1,000.00	1,022.92	1.96	.39
Class R-6 - actual return	1,000.00	951.79	1.60	.33
Class R-6 - assumed 5% return	1,000.00	1,023.22	1.66	.33

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 20, 2015. The “assumed 5% return” line is based on 182 days.

34	The Growth Fund of America

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The Growth Fund of America	35

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	The Growth Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 29, 2016, portfolio of The Growth Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemSM – has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Growth Fund of America®
Investment portfolio
February 29, 2016
unaudited
Common stocks 89.74% Information technology 21.04%	Shares	Value (000)
Alphabet Inc., Class C1	2,866,448	$2,000,121
Alphabet Inc., Class A1	2,110,770	1,513,887
Broadcom Ltd.[2]	23,517,784	3,150,678
Microsoft Corp.	44,027,600	2,240,123
Oracle Corp.	51,365,000	1,889,205
Visa Inc., Class A	25,433,049	1,841,098
ASML Holding NV (New York registered)	8,377,041	762,478
ASML Holding NV3	6,609,442	602,995
Alibaba Group Holding Ltd. (ADR)[1]	16,381,100	1,127,183
Intuit Inc.	10,495,000	1,014,237
Taiwan Semiconductor Manufacturing Co., Ltd.[3]	164,610,000	740,922
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,743,800	205,917
Facebook, Inc., Class A1	8,112,000	867,335
Nintendo Co., Ltd.[3]	5,582,440	778,553
Texas Instruments Inc.	12,535,100	664,611
salesforce.com, inc.[1]	9,707,000	657,649
LinkedIn Corp., Class A1	4,803,912	562,970
MasterCard Inc., Class A	6,087,800	529,152
Accenture PLC, Class A	4,650,000	466,209
Apple Inc.	4,608,700	445,615
Intel Corp.	14,775,000	437,192
Baidu, Inc., Class A (ADR)[1]	2,211,000	383,432
Autodesk, Inc.[1]	6,430,000	332,688
TE Connectivity Ltd.	5,478,033	311,810
Flextronics International Ltd.[1,2]	27,812,000	302,038
Hexagon AB, Class B3	8,541,102	290,967
Skyworks Solutions, Inc.	4,277,000	284,207
Qorvo, Inc.[1]	5,336,243	240,558
Amphenol Corp., Class A	4,469,500	237,196
Motorola Solutions, Inc.	3,218,300	236,513
Arista Networks, Inc.[1]	3,384,222	231,955
VeriSign, Inc.[1]	2,699,132	228,050
First Data Corp., Class B1,3,4	17,795,508	197,975
NetSuite Inc.[1]	3,130,874	189,167
Murata Manufacturing Co., Ltd.[3]	1,469,300	175,660
Cloudera, Inc.[1,3,5]	5,402,537	156,674
Yandex NV, Class A1	10,603,000	136,991
VMware, Inc., Class A1	2,400,000	121,176
Yahoo! Inc.[1]	3,672,000	116,733
Adobe Systems Inc.[1]	1,300,000	110,695
National Instruments Corp.	3,135,000	90,445
FireEye, Inc.[1]	5,250,000	88,935
Automatic Data Processing, Inc.	1,000,000	84,690
Dolby Laboratories, Inc., Class A	2,063,609	81,512
Finisar Corp.[1]	4,918,000	71,704
EMC Corp.	2,460,000	64,280
Mail.Ru Group Ltd. (GDR)[1,3]	2,699,085	55,442
The Growth Fund of America — Page 1 of 8

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
FLIR Systems, Inc.	1,700,000	$52,632
Demandware, Inc.[1]	1,495,000	51,861
Samsung Electronics Co., Ltd.[3]	45,189	42,958
MediaTek Inc.[3]	5,860,000	41,288
Viavi Solutions Inc.[1]	4,496,600	29,363
MercadoLibre, Inc.	210,900	21,461
CommScope Holding Co., Inc.[1]	300,000	7,557
		27,566,743
Consumer discretionary 18.90%
Amazon.com, Inc.[1]	13,419,496	7,414,540
Home Depot, Inc.	23,787,200	2,952,467
Netflix, Inc.[1]	20,322,661	1,898,340
Comcast Corp., Class A	30,547,000	1,763,478
Twenty-First Century Fox, Inc., Class A	49,737,906	1,343,918
Priceline Group Inc.[1]	881,839	1,115,712
NIKE, Inc., Class B	13,309,300	819,720
MGM Resorts International[1,2]	33,685,244	637,662
Viacom Inc., Class B	17,298,351	637,444
Charter Communications, Inc., Class A1	3,300,000	592,548
Liberty Global PLC, Class C1	11,476,520	412,696
Liberty Global PLC, Class A1	2,894,280	106,625
lululemon athletica inc.[1]	6,535,000	409,941
CBS Corp., Class B	8,085,000	391,152
Starbucks Corp.	6,600,000	384,186
Expedia, Inc.	3,613,000	376,149
BorgWarner Inc.[2]	11,207,259	366,253
Time Warner Inc.	4,910,000	325,042
AutoNation, Inc.[1,2]	6,000,000	308,820
Walt Disney Co.	3,165,000	302,321
Panera Bread Co., Class A1	1,164,040	241,189
Tesla Motors, Inc.[1]	935,300	179,512
D.R. Horton, Inc.	6,685,000	178,623
Naspers Ltd., Class N3	1,464,000	173,570
Volkswagen AG, nonvoting preferred[3]	1,323,000	154,400
Toyota Motor Corp.[3]	2,960,000	154,065
Domino’s Pizza, Inc.	1,125,000	149,670
Graham Holdings Co., Class B	243,817	119,010
Johnson Controls, Inc.	2,770,000	100,994
Marriott International, Inc., Class A	1,440,597	98,177
Lions Gate Entertainment Corp.	4,500,000	94,950
Renault SA3	1,000,000	91,127
Cable One, Inc.	206,499	88,499
PulteGroup, Inc.[1]	5,000,000	85,950
Luxottica Group SpA[3]	1,283,300	73,582
Ralph Lauren Corp., Class A	680,087	61,725
Toll Brothers, Inc.[1]	1,700,000	46,665
Lennar Corp., Class A	1,100,000	46,134
Hermès International[3]	90,000	30,693
Tiffany & Co.	290,000	18,844
Sturm, Ruger & Co., Inc.	145,232	10,211
		24,756,604
The Growth Fund of America — Page 2 of 8

unaudited
Common stocks Health care 15.89%	Shares	Value (000)
UnitedHealth Group Inc.	21,462,755	$2,556,214
Amgen Inc.	15,359,909	2,185,408
Express Scripts Holding Co.[1]	21,994,300	1,547,959
Gilead Sciences, Inc.	17,169,561	1,498,044
Alexion Pharmaceuticals, Inc.[1]	10,623,061	1,495,727
Thermo Fisher Scientific Inc.	8,688,000	1,122,403
Illumina, Inc.[1]	5,927,557	890,556
Stryker Corp.	8,278,376	826,844
Regeneron Pharmaceuticals, Inc.[1]	2,148,326	825,000
Humana Inc.	4,212,305	745,452
Vertex Pharmaceuticals Inc.[1]	6,922,464	591,801
Aetna Inc.	5,363,800	582,669
Boston Scientific Corp.[1]	30,605,000	519,673
BioMarin Pharmaceutical Inc.[1]	5,865,136	480,179
McKesson Corp.	2,851,000	443,673
Endo International PLC[1]	9,001,261	376,343
St. Jude Medical, Inc.	6,988,657	375,221
Hologic, Inc.[1]	9,759,895	337,985
Medtronic PLC	4,360,000	337,420
athenahealth, Inc.[1,2]	2,183,761	281,858
Incyte Corp.[1]	3,759,000	276,286
Novartis AG3	3,100,000	221,248
ResMed Inc.	3,842,506	218,677
Teva Pharmaceutical Industries Ltd. (ADR)	2,893,000	160,851
Abbott Laboratories	3,771,726	146,117
Merck & Co., Inc.	2,860,000	143,601
Edwards Lifesciences Corp.[1]	1,491,000	129,717
Brookdale Senior Living Inc.[1]	8,894,719	127,817
Grifols, SA, Class B, preferred nonvoting, non-registered shares[3]	7,740,000	121,373
Baxalta Inc.	2,818,910	108,584
WellCare Health Plans, Inc.[1]	1,200,000	107,844
bluebird bio, Inc.[1,2]	2,117,076	97,851
Centene Corp.[1]	1,717,400	97,823
Bristol-Myers Squibb Co.	1,570,000	97,230
Quintiles Transnational Holdings Inc.[1]	1,545,000	96,887
PerkinElmer, Inc.	1,935,000	91,448
Kite Pharma, Inc.[1]	2,030,952	90,824
Biogen Inc.[1]	300,000	77,826
Intercept Pharmaceuticals, Inc.[1]	690,200	76,874
Envision Healthcare Holdings, Inc.[1]	3,140,502	69,060
Alnylam Pharmaceuticals, Inc.[1]	865,000	50,663
Agios Pharmaceuticals, Inc.[1]	1,251,000	47,976
Juno Therapeutics, Inc.[1]	1,110,000	39,039
ACADIA Pharmaceuticals Inc.[1]	1,970,000	34,002
Acerta Pharma BV1,3,5	273,779,325	24,942
Puma Biotechnology, Inc.[1]	539,225	24,146
Myriad Genetics, Inc.[1]	378,104	13,234
Ocular Therapeutix, Inc.[1]	1,233,000	9,704
		20,822,073
Financials 7.88%
American International Group, Inc.	26,968,000	1,353,794
Berkshire Hathaway Inc., Class A1	3,476	704,081
Berkshire Hathaway Inc., Class B1	4,513,508	605,578
Wells Fargo & Co.	19,111,192	896,697
The Growth Fund of America — Page 3 of 8

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Crown Castle International Corp.	8,570,645	$741,361
JPMorgan Chase & Co.	9,550,000	537,665
Goldman Sachs Group, Inc.	3,488,996	521,710
American Tower Corp.	4,476,805	412,761
PNC Financial Services Group, Inc.	4,910,000	399,232
HDFC Bank Ltd.[3]	18,293,408	299,524
HDFC Bank Ltd. (ADR)	1,612,000	85,146
Chubb Ltd.	3,206,100	370,401
Legal & General Group PLC[3]	111,984,892	349,761
CME Group Inc., Class A	3,407,000	311,536
AIA Group Ltd.[3]	52,400,000	266,805
CIT Group Inc.	8,914,754	265,749
Onex Corp.	4,200,000	247,095
Bank of America Corp.	19,700,000	246,644
Capital One Financial Corp.	3,688,000	242,412
State Street Corp.	3,911,230	214,257
Progressive Corp.	6,021,900	192,219
Signature Bank[1]	1,206,970	156,363
First Republic Bank	2,145,200	132,016
Howard Hughes Corp.[1]	1,391,165	129,086
Morgan Stanley	4,664,900	115,223
Bank of Ireland[1,3]	383,200,000	109,437
Markit Ltd.[1]	3,811,500	106,036
UBS Group AG3	6,765,666	103,090
W. R. Berkley Corp.	1,560,000	80,340
Financial Engines, Inc.	1,860,000	45,384
PacWest Bancorp	760,000	24,457
ICICI Bank Ltd. (ADR)	4,000,000	22,680
LendingClub Corp.[1]	1,300,000	11,349
Weyerhaeuser Co.[1]	422,321	10,972
East West Bancorp, Inc.	188,700	5,655
		10,316,516
Consumer staples 6.64%
Philip Morris International Inc.	23,094,433	2,102,286
Kroger Co.	43,089,341	1,719,696
Costco Wholesale Corp.	11,133,183	1,670,311
Coca-Cola Co.	13,785,400	594,564
Kerry Group PLC, Class A3	5,565,824	486,463
Kraft Heinz Co.	5,500,000	423,610
Mead Johnson Nutrition Co.	5,732,600	422,837
Walgreens Boots Alliance, Inc.	2,950,000	232,873
Herbalife Ltd.[1]	3,737,132	204,608
Nestlé SA3	2,387,600	167,236
Glanbia PLC[3]	8,320,000	165,872
CVS Health Corp.	1,515,000	147,213
Pinnacle Foods Inc.	2,097,000	90,569
Avon Products, Inc.	21,720,000	82,753
Pernod Ricard SA3	765,000	81,367
Procter & Gamble Co.	1,000,000	80,290
Whole Foods Market, Inc.	679,700	21,281
		8,693,829
The Growth Fund of America — Page 4 of 8

unaudited
Common stocks Industrials 6.39%	Shares	Value (000)
Union Pacific Corp.	23,789,013	$1,876,001
General Dynamics Corp.	4,487,900	611,566
Ryanair Holdings PLC (ADR)	5,399,758	449,098
United Continental Holdings, Inc.[1]	7,764,000	444,567
Delta Air Lines, Inc.	9,200,000	443,808
CSX Corp.	17,821,301	430,206
Boeing Co.	3,515,000	415,403
Rockwell Collins, Inc.	4,645,000	406,763
Cummins Inc.	3,630,500	354,228
Nielsen Holdings PLC	6,499,800	327,200
American Airlines Group Inc.	6,625,000	271,625
Lockheed Martin Corp.	1,192,000	257,222
Sensata Technologies Holding NV1	6,900,000	235,359
Norfolk Southern Corp.	3,133,528	229,280
TransDigm Group Inc.[1]	976,000	208,454
Old Dominion Freight Line, Inc.[1]	3,222,754	208,061
Fastenal Co.	3,435,389	155,589
Danaher Corp.	1,709,448	152,602
Oshkosh Corp.[2]	4,211,000	145,279
Meggitt PLC[3]	22,235,642	128,416
MTU Aero Engines AG3	1,399,559	127,765
Caterpillar Inc.	1,610,000	108,997
J.B. Hunt Transport Services, Inc.	1,238,612	94,494
Safran SA3	1,434,000	88,920
IDEX Corp.	1,000,000	75,160
Stericycle, Inc.[1]	375,000	42,724
Robert Half International Inc.	1,023,348	40,310
Roper Technologies, Inc.	220,000	36,944
		8,366,041
Energy 5.96%
EOG Resources, Inc.	24,593,200	1,592,164
Schlumberger Ltd.	12,887,000	924,256
Concho Resources Inc.[1,2]	8,602,505	776,290
Pioneer Natural Resources Co.	5,205,000	627,359
Noble Energy, Inc.	20,421,653	602,439
Canadian Natural Resources, Ltd.	25,956,900	542,543
Suncor Energy Inc.	17,247,520	421,691
Cabot Oil & Gas Corp.	20,692,000	416,530
Apache Corp.	9,000,000	344,520
Cimarex Energy Co.	2,890,100	242,855
Range Resources Corp.	8,435,000	200,163
Weatherford International PLC[1]	30,249,000	193,594
Enbridge Inc. (CAD denominated)	5,302,526	187,293
Royal Dutch Shell PLC, Class B (ADR)	2,428,800	111,021
Royal Dutch Shell PLC, Class B3	2,535,910	57,634
Murphy Oil Corp.	5,974,500	102,642
Southwestern Energy Co.[1]	14,744,432	85,223
Seven Generations Energy Ltd., Class A1,3,4	3,089,300	33,687
Seven Generations Energy Ltd., Class A1	4,027,700	46,230
Tourmaline Oil Corp.[1]	4,073,000	75,108
Golar LNG Ltd.	3,731,190	68,393
CONSOL Energy Inc.	6,235,000	53,808
BP PLC[3]	7,247,179	35,136
BP PLC (ADR)	268,531	7,811
The Growth Fund of America — Page 5 of 8

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Repsol, SA, non-registered shares[3]	3,368,515	$34,590
Tullow Oil PLC[1,3]	8,520,262	19,757
Peyto Exploration & Development Corp.	439,600	9,045
Chesapeake Energy Corp.	140,000	365
		7,812,147
Materials 1.97%
Monsanto Co.	9,076,000	816,749
E.I. du Pont de Nemours and Co.	8,711,500	530,269
Praxair, Inc.	2,618,000	266,486
Albemarle Corp.	4,575,301	257,224
Celanese Corp., Series A	3,300,000	199,122
Vale SA, Class A, preferred nominative	39,098,400	83,347
Vale SA, Class A, preferred nominative (ADR)	21,224,650	45,633
First Quantum Minerals Ltd.	34,450,000	125,527
Rio Tinto PLC[3]	4,682,000	122,720
Arkema SA3	1,983,510	120,737
FMC Corp.	476,535	17,937
		2,585,751
Telecommunication services 0.44%
T-Mobile US, Inc.[1]	8,230,205	305,340
Zayo Group Holdings, Inc.[1]	8,130,027	192,519
SoftBank Group Corp.[3]	1,685,000	82,680
		580,539
Utilities 0.03%
NRG Energy, Inc.	3,588,200	38,681
Miscellaneous 4.60%
Other common stocks in initial period of acquisition		6,027,455
Total common stocks (cost: $80,555,913,000)		117,566,379
Preferred securities 0.00% Financials 0.00%
Fannie Mae, Series O, 7.00% noncumulative[1]	150,000	742
Total preferred securities (cost: $2,689,000)		742
Rights & warrants 0.03% Financials 0.03%
JP Morgan Chase & Co., warrants, expire 2018[1]	2,350,000	38,258
Citigroup Inc., Class A, warrants, expire 2019[1]	25,500,000	2,043
		40,301
Telecommunication services 0.00%
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020[1,3,5]	4,414	—
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020[1,3,5]	1,672	—
		—
Total rights & warrants (cost: $78,882,000)		40,301
The Growth Fund of America — Page 6 of 8

unaudited
Convertible stocks 0.23% Health care 0.12%	Shares	Value (000)
Stemcentrx, Inc., Series G, convertible preferred[3,5]	4,340,277	$100,000
Stemcentrx, Inc., Series C, convertible preferred[3,5]	2,604,166	60,000
		160,000
Consumer discretionary 0.11%
Uber Technologies, Inc., Series F, convertible preferred[3,5]	2,884,815	140,699
Total convertible stocks (cost: $274,350,000)		300,699
Bonds, notes & other debt instruments 0.93% U.S. Treasury bonds & notes 0.89% U.S. Treasury 0.89%	Principal amount (000)
U.S. Treasury 1.625% 2026	$ 574,010	567,954
U.S. Treasury 2.50% 2046	616,110	600,886
Total U.S. Treasury bonds & notes		1,168,840
Corporate bonds & notes 0.04% Energy 0.04%
Bonanza Creek Energy, Inc. 6.75% 2021	17,050	5,200
Bonanza Creek Energy, Inc. 5.75% 2023	20,500	5,228
Denbury Resources Inc. 6.375% 2021	3,425	1,113
Denbury Resources Inc. 5.50% 2022	2,058	659
Denbury Resources Inc. 4.625% 2023	45,221	13,340
EP Energy Corp. 9.375% 2020	70,587	20,470
EP Energy Corp. 6.375% 2023	23,955	6,588
Southwestern Energy Co. 4.95% 2025	1,785	1,035
Total corporate bonds & notes		53,633
Total bonds, notes & other debt instruments (cost: $1,236,945,000)		1,222,473
Short-term securities 8.81%
Abbott Laboratories 0.42%–0.43% due 3/7/2016–3/11/2016[4]	110,200	110,193
Apple Inc. 0.41%–0.44% due 3/15/2016–4/20/2016[4]	250,000	249,938
CAFCO, LLC 0.80% due 6/20/2016	42,000	41,917
Chariot Funding, LLC 0.85% due 7/12/2016–7/13/2016[4]	100,000	99,728
Chevron Corp. 0.41%–0.42% due 3/14/2016–3/22/2016[4]	115,000	114,979
Ciesco LLC 0.50% due 5/3/2016	75,000	74,931
Coca-Cola Co. 0.47%–0.57% due 5/18/2016–6/2/2016[4]	77,000	76,922
Emerson Electric Co. 0.50%–0.52% due 4/4/2016–4/19/2016[4]	165,800	165,718
Estée Lauder Companies Inc. 0.38% due 3/23/2016[4]	10,100	10,098
ExxonMobil Corp. 0.39%–0.45% due 3/4/2016–4/7/2016	235,000	234,956
Fannie Mae 0.21%–0.41% due 4/18/2016–6/13/2016	375,000	374,604
Federal Farm Credit Banks 0.23%–0.59% due 3/24/2016–10/18/2016	290,000	289,531
Federal Home Loan Bank 0.16%–0.65% due 3/1/2016–8/29/2016	6,066,209	6,061,603
Freddie Mac 0.15%–0.51% due 3/8/2016–7/14/2016	1,164,100	1,163,085
GE Capital Treasury Services (U.S.) LLC 0.45% due 3/14/2016	50,000	49,994
Honeywell International Inc. 0.37%–0.41% due 3/4/2016–3/8/2016[4]	97,800	97,796
IBM Corp. 0.45% due 3/22/2016[4]	50,000	49,991
John Deere Financial Ltd. 0.41% due 3/30/2016[4]	1,300	1,300
National Rural Utilities Cooperative Finance Corp. 0.38% due 3/14/2016	35,000	34,995
Paccar Financial Corp. 0.40% due 3/15/2016	36,700	36,694
Parker-Hannifin Corp. 0.36% due 3/17/2016[4]	10,900	10,898
PepsiCo Inc. 0.36% due 3/9/2016[4]	50,000	49,997
The Growth Fund of America — Page 7 of 8

unaudited
Short-term securities	Principal amount (000)	Value (000)
Pfizer Inc 0.42%–0.50% due 3/14/2016–5/6/2016[4]	$325,700	$325,511
Private Export Funding Corp. 0.53% due 5/9/2016[4]	100,000	99,914
Qualcomm Inc. 0.38%–0.50% due 3/22/2016–5/3/2016[4]	90,200	90,153
U.S. Treasury Bills 0.20%–0.55% due 3/3/2016–6/16/2016	1,029,800	1,029,344
United Parcel Service Inc. 0.46% due 4/1/2016[4]	150,000	149,954
Wal-Mart Stores, Inc. 0.45% due 4/26/2016[4]	116,200	116,130
Walt Disney Co. 0.48% due 5/9/2016[4]	50,000	49,959
Wells Fargo Bank, N.A. 0.48%–0.80% due 5/4/2016–6/30/2016	275,000	274,972
Total short-term securities (cost: $11,535,102,000)		11,535,805
Total investment securities 99.74% (cost: $93,683,881,000)		130,666,399
Other assets less liabilities 0.26%		343,788
Net assets 100.00%		$131,010,187
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $7,939,342,000, which represented 6.06% of the net assets of the fund. This amount includes $6,925,841,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,100,841,000, which represented 1.60% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Cloudera, Inc.	6/29/2015-8/27/2015	$174,989	$156,674.12%
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	114,350	140,699.11
Stemcentrx, Inc., Series G, convertible preferred	8/14/2015	100,000	100,000.08
Stemcentrx, Inc., Series C, convertible preferred	1/21/2016	60,000	60,000.05
Acerta Pharma BV	5/7/2015	15,750	24,942.02
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020	7/7/2000-3/6/2002	11,176	–	.00
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020	7/7/2000-3/6/2002	3,626	–	.00
Total private placement securities		$ 479,891	$ 482,315.37%

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-005-0416O-S49199	The Growth Fund of America — Page 8 of 8

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 29, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: April 29, 2016